PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net
The composition of property and equipment, net is as follows:

	December 31,
	2016	2017

Cost:
Leasehold improvements	$12,127	$17,388
Computers, peripheral equipment and electronic equipment	6,693	13,856
Office furniture and equipment	2,556	3,913

	21,376	35,157

Less accumulated depreciation	12,626	18,956

Depreciated cost	$8,750	$16,201